Share-based payment arrangements - Summary of status and movements in RSUs and PSUs (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Shares Without Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	328,677	471,762
Granted (in shares)	383,427	176,414
Redeemed (in shares)	(145,598)	(294,993)
Forfeited (in shares)	(85,681)	(24,506)
At December 31,	480,825	328,677
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	566,740	908,377
Granted (in shares)	222,144	229,979
Redeemed (in shares)	(444,288)	(459,958)
Forfeited (in shares)	(92,653)	(111,658)
At December 31,	251,943	566,740
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	342,670	278,020
Granted (in shares)	421,502	616,920
Redeemed (in shares)	0	(528,166)
Forfeited (in shares)	(74,997)	(24,104)
At December 31,	689,175	342,670